Note 9 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
Note I - Income Taxes

The provision for income taxes consists of the following components:

	2012	2011	2010
Current tax expense	$2,968	$1,723	$1,973
Deferred tax (benefit) expense	(206)	340	(462)
Total income taxes	$2,762	$2,063	$1,511

The source of deferred tax assets and deferred tax liabilities at December 31:

	2012	2011
Items giving rise to deferred tax assets:
Allowance for loan losses	$2,394	$2,551
Deferred compensation	1,709	1,558
Deferred loan fees/costs	322	376
Other real estate owned	554	440
Other	199	179
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(156)	(149)
FHLB stock dividends	(1,081)	(1,081)
Unrealized gain on securities available for sale	(828)	(495)
Depreciation	(146)	(250)
Prepaid expenses	(73)	(140)
Intangibles	(363)	(330)
Other	-	(1)
Net deferred tax asset	$2,531	$2,658

The Company determined that it was not required to establish a valuation allowance for deferred tax assets since management believes that the deferred tax assets are likely to be realized through a carry back to taxable income in prior years or the future reversals of existing taxable temporary differences.

The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of 34% to income before taxes is as follows:

	2012	2011	2010
Statutory tax	$3,337	$2,685	$2,246
Effect of nontaxable interest	(314)	(299)	(279)
Nondeductible interest expense	12	16	20
Income from bank owned insurance, net	(100)	(169)	(236)
Effect of state income tax	53	56	46
Tax credits	(250)	(245)	(224)
Other items	24	19	(62)
Total income taxes	$2,762	$2,063	$1,511

At December 31, 2012 and December 31, 2011, the Company had no unrecognized tax benefits. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months. The Internal Revenue Service has proposed that Loan Central, as a tax return preparer, be assessed a penalty for allegedly negotiating or endorsing checks issued by the U.S. Treasury to taxpayers.  The penalty, if formally assessed in the amount proposed, would amount to approximately $1.2 million.  Based on consultation with legal counsel, management feels that it is highly unlikely that the penalty recommendation will be sustained or an assessment issued.  Therefore, the Company did not recognize any interest and/or penalties related to income tax matters for the periods presented.

The Company is subject to U.S. federal income tax as well as West Virginia state income tax.  The Company is no longer subject to federal or state examination for years prior to 2009.  The tax years 2009-2011 remain open to federal  and state examinations.